SHARE BASED COMPENSATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								12 Months Ended
	Apr. 09, 2022 shares	Mar. 01, 2022 shares	Apr. 09, 2021 shares	Mar. 01, 2021 shares	Apr. 09, 2020 shares	Mar. 01, 2020 shares	Jan. 01, 2020	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2014 shares
SHARE BASED COMPENSATION
Options granted								1,166,980	1,166,980	879,000	1,236,146
Total intrinsic value of options exercised | ¥								¥ 2,543		¥ 6,261	¥ 26,301
Income tax benefit from share-based compensation | $									$ 0
Non-vested shares granted								387,170	387,170
Non-vested shares vested								185,685	185,685
Unrecognized stock option compensation expense | ¥												¥ 6,721
Unrecognized stock option compensation expense, period for recognition								4 years 4 months 17 days	4 years 4 months 17 days
Unrecognized non-vested shares compensation expense | ¥												¥ 4,382
Unrecognized non-vested shares compensation expense, period for recognition								8 months 15 days	8 months 15 days
Fair value of vested restricted shares | ¥								¥ 3,358		¥ 5,930	¥ 9,013
Minimum [Member]
SHARE BASED COMPENSATION
Exercise prices | $ / shares									$ 0.01				$ 0.00	$ 1.00
Vesting period								0 years	0 years	1 year	3 months
Share price | $ / shares									$ 0.36				0.20	1.71
Maximum [Member]
SHARE BASED COMPENSATION
Exercise prices | $ / shares													0.37	2.51
Vesting period								10 years	10 years	2 years	5 years
Share price | $ / shares									$ 1.13				$ 2.92	$ 4.65
Independent Directors [Member]
SHARE BASED COMPENSATION
Vesting period	1 year	1 year	1 year	1 year	1 year	1 year
Non-vested shares granted	337,170	50,000	48,690	69,355	143,628	74,000
January 1 [Member]
SHARE BASED COMPENSATION
Expiration period								10 years	10 years	10 years
January 1 [Member] | Maximum [Member]
SHARE BASED COMPENSATION
Expiration period											10 years
January 1 [Member] | Independent Directors [Member]
SHARE BASED COMPENSATION
Vesting period							1 year
Non-vested shares granted											35,912
2014 Plan [Member]
SHARE BASED COMPENSATION
Authorized															1,833,696